iShares
®
MSCI Poland ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  35 .3%
Alior Bank SA ........................... 345,317 $ 11,995,929
Bank Handlowy w Warszawie SA .............. 153,024 5,316,336
Bank Millennium SA
(a)
...................... 2,624,532 14,379,064
Bank Polska Kasa Opieki SA ................. 696,468 46,492,950
Erste Bank Polska SA ...................... 167,794 28,388,612
mBank SA
(a)
............................ 62,499 22,158,195
Powszechna Kasa Oszczednosci Bank Polski SA ... 3,465,644 98,364,636
227,095,722
a
Broadline Retail  —  5 .9%
Allegro.eu SA
(a) (b)
......................... 3,155,161 30,209,367
Pepco Group N.V. ........................ 840,326 7,771,958
37,981,325
a
Capital Markets  —  1 .5%
XTB SA
(b)
.............................. 330,917 9,456,466
a
Chemicals  —  0 .3%
Grupa Azoty SA
(a) (c)
....................... 344,664 2,189,580
a
Construction & Engineering  —  1 .7%
Budimex SA ............................ 55,815 10,749,523
a
Consumer Finance  —  1 .4%
KRUK SA .............................. 77,084 8,716,734
a
Consumer Staples Distribution & Retail  —  4 .6%
Dino Polska SA
(a) (b)
........................ 2,040,340 17,327,489
Zabka Group SA ......................... 1,716,760 12,087,902
29,415,391
a
Diversified Telecommunication Services  —  2 .9%
Cyfrowy Polsat SA
(a) (c)
...................... 1,223,612 5,455,520
Orange Polska SA ........................ 2,936,211 13,155,974
18,611,494
a
Electric Utilities  —  4 .7%
Enea SA ............................... 1,234,652 7,194,986
PGE Polska Grupa Energetyczna SA
(a)
.......... 3,872,599 11,297,194
Tauron Polska Energia SA ................... 4,584,074 11,898,938
30,391,118
a
Entertainment  —  2 .7%
CD Projekt SA ........................... 271,564 17,396,120
a
Health Care Providers & Services  —  0 .6%
Diagnostyka SA .......................... 84,679 4,153,690
a
Hotels, Restaurants & Leisure  —  0 .1%
AmRest Holdings SE
(c)
..................... 136,577 388,406
a
Security Shares Value
a
Insurance  —  6 .1%
Powszechny Zaklad Ubezpieczen SA ........... 2,201,945 $ 39,102,983
a
Metals & Mining  —  7 .3%
Grupa Kety SA .......................... 42,592 14,173,857
Jastrzebska Spolka Weglowa SA
(a) (c)
............ 332,656 2,570,076
KGHM Polska Miedz SA .................... 313,596 30,184,908
46,928,841
a
Oil, Gas & Consumable Fuels  —  14 .0%
ORLEN SA ............................. 2,298,803 89,854,088
a
Professional Services  —  2 .4%
Benefit Systems SA ....................... 12,799 15,563,132
a
Software  —  2 .0%
Asseco Poland SA ........................ 232,872 12,672,620
a
Specialty Retail  —  1 .3%
Auto Partner SA .......................... 461,408 3,333,257
Modivo SA
(a) (c)
........................... 240,553 5,279,663
8,612,920
a
Textiles, Apparel & Luxury Goods  —  4 .4%
LPP SA ............................... 4,578 28,434,979
a
a
Total Long-Term Investments — 99.2%
(Cost: $ 515,337,431 ) ................................ 637,715,132
a
Short-Term Securities
Money Market Funds  —  2 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 15,200,587 15,205,147
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 713,526 713,526
a
Total Short-Term Securities — 2.5%
(Cost: $ 15,918,419 ) ................................. 15,918,673
Total Investments — 101.7%
(Cost: $ 531,255,850 ) ................................ 653,633,805
Liabilities in Excess of Other Assets — ( 1 .7 ) % ............... (11,123,867)
Net Assets — 100.0% ................................. $ 642,509,938
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Poland ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 19,856,314  $ —  $ (4,646,624)
(a)
$ (3,264) $ (1,279) $ 15,205,147  15,200,587  $ 328,434
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,120,000  —  (1,406,474)
(a)
—  —  713,526  713,526  36,636  —
$ —  $ (3,264) $ (1,279)
$ 15,918,673
$ 365,070  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
WIG20 Index ......................................................................... 271 06/19/26 $ 5,432 $ 210,422

iShares
®
MSCI Poland ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 225,240,015  $ 412,475,117  $ —  $ 637,715,132
Short-Term Securities
Money Market Funds ...................................... 15,918,673  —  —  15,918,673
$ 241,158,688  $ 412,475,117  $ —  $ 653,633,805
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 210,422  $ —  $ —  $ 210,422
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)